Note 15 - Goodwill (Details) (USD $)	12 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 01, 2014
Note 15 - Goodwill (Details) [Line Items]
Goodwill, Impairment Loss	$ 8,149,525
Investment Advisory Services [Member]
Note 15 - Goodwill (Details) [Line Items]
Goodwill, Impairment Loss		8,149,525
Institutional Subscription Services [Member]
Note 15 - Goodwill (Details) [Line Items]
Goodwill, Written off Related to Sale of Business Unit			$ 1,676,490